Property, Plant and Equipment (Tables)	8 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Property, plant and equipment:
Buildings	21,148	55,680	123,712
Plant and machineries	753,866	793,044	263,618
Furniture, fixtures and equipment	125,106	143,837	110,897
Leasehold improvements	8,070	8,379	8,108
Computer equipment	12,983	16,828	9,262
Motor vehicles	9,406	11,018	8,618
Moulds	23,477	22,714	8,231
	954,056	1,051,500	523,446
Accumulated depreciation and amortization	(497,971)	(634,642)	(139,519)
Construction in progress	94,994	107,279	47,456
Property, plant and equipment, net	551,079	524,137	440,383

Property Plant and Equipment Excluding Capital Leased Assets [Table Text Block]
Property, plant and equipment recorded under capital leases consist of the following:

	April 30, 2011	April 30, 2011	December 31, 2012
	HK$	HK$	HK$
Property, plant and equipment recorded under capital leases:
Plant and machineries	32,803	5,362	—
Accumulated depreciation and amortization	(14,827)	(3,915)	—
Property, plant and equipment recorded under capital leases, net	17,976	1,447	—